PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Short-Term Investments 104.9%
Affiliated Mutual Fund 19.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $8,630,398)(bb)(wb)	8,630,398	$8,630,398

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 85.2%
U.S. Treasury Bills	4.630%	11/12/24(bb)(k)	4,500	4,493,586

U.S. Treasury Bills	4.920	11/12/24	13,750	13,730,400

U.S. Treasury Bills	5.123	11/05/24	19,000	18,990,061

Total U.S. Treasury Obligations (cost $37,212,500)				37,214,047

TOTAL INVESTMENTS 104.9% (cost $45,842,898)				45,844,445
Liabilities in excess of other assets(z) (4.9)%				(2,161,957)

Net Assets 100.0%				$43,682,488

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2024(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
42	Brent Crude	Jan. 2025	$3,058,020	$79,882
10	Coffee ’C’	Dec. 2024	922,125	32,423

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Commodity Futures contracts outstanding at October 31, 2024(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
15	Copper	Dec. 2024	$1,627,500	$95,400
97	Corn	Dec. 2024	1,992,138	29,449
45	Cotton No. 2	Dec. 2024	1,565,325	(50,963)
18	Gasoline RBOB	Jan. 2025	1,476,997	(72,018)
29	Gold 100 OZ	Dec. 2024	7,972,970	965,063
25	Hard Red Winter Wheat	Dec. 2024	711,563	(9,988)
27	Lean Hogs	Dec. 2024	905,040	75,574
31	Live Cattle	Dec. 2024	2,310,120	97,889
8	LME Lead	Nov. 2024	398,028	3,759
7	LME Lead	Jan. 2025	352,723	(26,343)
14	LME Nickel	Nov. 2024	1,302,642	(92,176)
15	LME Nickel	Jan. 2025	1,410,341	(154,738)
20	LME PRI Aluminum	Nov. 2024	1,300,590	146,009
30	LME PRI Aluminum	Jan. 2025	1,960,155	(35,519)
16	LME Zinc	Nov. 2024	1,213,692	88,041
13	LME Zinc	Jan. 2025	984,883	(45,534)
16	Low Sulphur Gas Oil	Jan. 2025	1,067,200	(48,580)
138	Natural Gas	Jan. 2025	4,095,840	(848,767)
11	NY Harbor ULSD	Jan. 2025	1,035,665	(33,401)
12	Silver	Dec. 2024	1,967,760	218,742
25	No. 2 Soft Red Winter Wheat	Dec. 2024	713,125	3,355
28	Soybean	Jan. 2025	1,392,300	(109,756)
41	Soybean Meal	Jan. 2025	1,235,330	(151,891)
64	Soybean Oil	Jan. 2025	1,730,688	55,842
55	Sugar #11 (World)	Mar. 2025	1,400,784	125,859
51	WTI Crude	Jan. 2025	3,509,310	(194,752)
				142,861
Short Positions:
8	LME Lead	Nov. 2024	398,028	27,110
14	LME Nickel	Nov. 2024	1,302,642	163,039
20	LME PRI Aluminum	Nov. 2024	1,300,590	2,051
16	LME Zinc	Nov. 2024	1,213,692	14,375
				206,575
				$349,436

(1)	Represents positions held in the Cayman Subsidiary.

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Quant Solutions Commodity Strategies Fund